CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Income Statement [Abstract]
Net sales	$ 843	$ 723	$ 3,102	$ 2,715	$ 2,469
Cost of products sold	378	314	1,422	1,187	1,032
Gross profit	465	409	1,680	1,528	1,436
Operating expenses:
Research and development expense	115	125	448	436	437
Selling, general, and administrative expense	312	283	1,183	1,080	1,057
Certain litigation charges, net	(2)	17	18	165	0
Other operating expense (income), net	36	(2)	221	(8)	11
Operating loss	5	(13)	(190)	(146)	(69)
Other non-operating expense (income), net	0	0	(1)	1	1
Loss before income taxes	4	(13)	(189)	(147)	(70)
Income tax provision	4	3	128	52	38
Net loss	0	(16)	(317)	(198)	(107)
Net income attributable to noncontrolling interests	0	(3)	(16)	(15)	(5)
Net loss attributable to the Company	$ 0	$ (19)	$ (333)	$ (213)	$ (112)
Earnings (loss) per share:
Earnings (loss) per share, basic (usd per share)	$ 0.00	$ (0.08)	$ (1.30)	$ (0.84)	$ (0.44)
Earnings (loss) per share, diluted (usd per share)	$ 0.00	$ (0.08)	$ (1.30)	$ (0.84)	$ (0.44)
Weighted-average shares outstanding
Basic weighted average shares outstanding (shares)	281,000,000.0	252,800,000	256,600,000	252,800,000	252,800,000
Diluted weighted average shares outstanding (shares)	281,000,000.0	252,800,000	256,600,000	252,800,000	252,800,000